BUSINESS COMBINATION - Assets acquired and liabilities assumed (Details) - Multi Financial Group Inc [member] $ in Millions	Sep. 30, 2020 USD ($)	Sep. 30, 2020 COP ($)	May 22, 2020 USD ($)	May 22, 2020 COP ($)
Disclosure of detailed information about business combination [line items]
Purchase price	$ 432,210,992	$ 1,607,074	$ 433,800,000	$ 1,613,408
Assets acquired and liabilities assumed
Cash and cash equivalents	71,778,007	266,929
Investments	993,293,255	3,693,879
Loans	3,526,006,837	13,109,218
Other accounts receivable	74,035,237	274,552
Non-current assets held for sale	20,213,844	77,480
Properties and equipment	78,958,681	293,014
Right-of-use-assets	24,903,282	90,492
Investment properties	2,757,600	10,164
Income tax assets	42,727,694	157,878
Intangible assets	47,407,001	174,317
Other Assets	10,601,714	39,522
Total Assets Acquired	4,892,683,153	18,187,445
Hedging derivative liabilities	8,674,437	32,259
Customer deposits	2,895,302,230	10,759,192
Financial obligations	872,181,178	3,241,753
Bonds issued	510,989,080	1,901,655
Suppliers and services payable	64,925,605	241,447
Provisions	1,030,579	3,832
Employee benefits	2,049,540	7,622
Income tax liabilities	16,463,825	61,226
Total Liabilities Assumed	4,371,616,474	16,248,984
Non-controlling interests	125,282,341	465,902	$ 125,000,000	$ 465,902
Identifiable assets acquired and liabilities assumed in Multi Financial Group	395,784,338	1,472,559
Goodwill	$ 36,426,654	$ 134,515